SECURITIES ACT FILE NO. 33-41694


                              ING SERIES FUND, INC.

                         SUPPLEMENT DATED MARCH 11, 2002
                                 TO THE CLASS I
              ING SERIES FUND, INC. PROSPECTUS DATED MARCH 1, 2002


           CHANGE IN PORTFOLIO MANAGERS FOR THE ING SMALL COMPANY FUND

Effective March 4, 2002, Mr. Thomas DiBella will no longer serve as portfolio manager of the ING Small Company Fund, and Ms. Carolie Burroughs will assume responsibility for the day-to-day management of the Fund. The following disclosure replaces the disclosure under the section "Management of the Funds - Small Company Fund" on page 42 of the Prospectus:

Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                SECURITIES ACT FILE NO. 33-41694

                              ING SERIES FUND, INC.

                         SUPPLEMENT DATED MARCH 11, 2002
                             TO THE CLASS A, B AND C
              ING SERIES FUND, INC. PROSPECTUS DATED MARCH 1, 2002


             CHANGE IN PORTFOLIO MANAGERS FOR ING SMALL COMPANY FUND

Effective March 4, 2002, Mr. Thomas DiBella will no longer serve as portfolio manager of the ING Small Company Fund, and Ms. Carolie Burroughs will assume responsibility for the day-to-day management of the Fund. The following disclosure replaces the disclosure under the section "Management of the Funds - Small Company Fund" on page 48 of the Prospectus:

Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                SECURITIES ACT FILE NO. 33-41694


                              ING SERIES FUND, INC.

                         SUPPLEMENT DATED MARCH 11, 2002
                           TO THE CLASS A, B, C AND I
              ING SMALL COMPANY FUND PROSPECTUS DATED MARCH 1, 2002


           CHANGE IN PORTFOLIO MANAGERS FOR THE ING SMALL COMPANY FUND

Effective March 4, 2002, Mr. Thomas DiBella will no longer serve as portfolio manager of the ING Small Company Fund, and Ms. Carolie Burroughs will assume responsibility for the day-to-day management of the Fund. The following disclosure replaces the disclosure under the section "Management of the Funds - Small Company Fund" on page 13 of the Prospectus:

Small Company is managed by a team of Aeltus equity investment specialists led by Carolie Burroughs, Portfolio Manager, Aeltus. Ms. Burroughs has been managing Small Company since March 2002. Ms. Burroughs has been managing small-cap portfolios for Aeltus' institutional clients since 1998. Ms. Burroughs has also served as a small-cap securities specialist for other Aeltus advised funds since 1998. Prior to joining Aeltus, she gained investment experience with Loomis Sayles and Colonial Management Associates.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.